Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	DELAWARE POOLED TRUST
Central Index Key	0000875352
Amendment Flag	false
Document Creation Date	Feb. 28, 2018
Document Effective Date	Feb. 28, 2018
Prospectus Date	Feb. 28, 2018
EQUITY ORIENTED | Macquarie Large Cap Value Portfolio | DPT CLASS
Risk/Return:
Trading Symbol	DPDEX
EQUITY ORIENTED | Macquarie Labor Select International Equity Portfolio | DPT CLASS
Risk/Return:
Trading Symbol	DELPX
EQUITY ORIENTED | Macquarie Emerging Markets Portfolio | DPT CLASS
Risk/Return:
Trading Symbol	DPEMX
EQUITY ORIENTED | Macquarie Emerging Markets Portfolio II | DPT CLASS
Risk/Return:
Trading Symbol	DPEGX
FIXED INCOME ORIENTED | Macquarie High Yield Bond Portfolio | DPT CLASS
Risk/Return:
Trading Symbol	DPHYX
FIXED INCOME ORIENTED | Macquarie Core Plus Bond Portfolio | DPT CLASS
Risk/Return:
Trading Symbol	DCPFX
Alternative / specialty mutual fund | DELAWARE REIT FUND | Class A
Risk/Return:
Trading Symbol	DPREX
Alternative / specialty mutual fund | DELAWARE REIT FUND | Class C
Risk/Return:
Trading Symbol	DPRCX
Alternative / specialty mutual fund | DELAWARE REIT FUND | Class R
Risk/Return:
Trading Symbol	DPRRX
Alternative / specialty mutual fund | DELAWARE REIT FUND | INSTITUTIONAL CLASS
Risk/Return:
Trading Symbol	DPRSX
Alternative / specialty mutual fund | DELAWARE REIT FUND | Class R6
Risk/Return:
Trading Symbol	DPRDX